Shareholders’ Deficit (Details) - Schedule of changes in warrants outstanding - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of changes in warrants outstanding [Abstract]
Warrants Outstanding at beginning	5,200,460
Weighted Average Exercise Price Outstanding at beginning	$ 2.38
Warrants ,Granted	426,999	2,568,182
Weighted Average Exercise Price, Granted	$ 3	$ 2.26
Warrants ,Exercised
Weighted Average Exercise Price, Exercised
Warrants ,Forfeited
Weighted Average Exercise Price, Forfeited
Warrants Outstanding at ending	5,627,459	5,200,460
Weighted Average Exercise Price Outstanding at enging	$ 2.43	$ 2.38
Warrants ,Exercisable	5,627,459
Weighted Average Exercise Price, Exercisable	$ 2.43